DEPOSITS (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Brokered deposits included in time deposits	$ 10,781,000	$ 13,872,000
Brokered deposits included in interest bearing transaction accounts	59,670,000	83,281,000
Aggregate amount of certificates of deposit with a minimum denomination of $250,000	$ 26,159,000	$ 19,643,000